UNITED STATES
SECURITY AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	September 30, 2004
Check here if Amendment [ ] is a restatement.
			[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		A R Asset Management, Inc.
Address:	335 North Maple Drive, Suite 366
		Beverly Hills, CA 90210

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Annie Kim
Title:	Portfolio Associate
Phone:	310-859-7644
Signature, Place, and Date of Signing:

Annie Kim		Beverly Hills, CA	November 9, 2004

Report Type (Checky only one.):

[X]	13F HOLDINGS REPORT.
[ ]	13F NOTICE.
[ ]	13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	80
Form 13F Information Table Value Total:	128,175

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Meadowbrook Golf Group Series                                  400   129032 SH       SOLE                   129032
AON Corporation                COM              037389103      507    17658 SH       SOLE                     9408     8250
Advanced Micro Devices, Inc. U COM              007903107      221    17000 SH       SOLE                    17000
Alleghany Corp                 COM              017175100      451     1653 SH       SOLE                      262     1391
Altria Group Inc               COM              718154107     4718   100300 SH       SOLE                    92650     7650
American Intl Group            COM              026874107     2018    29685 SH       SOLE                    28412     1273
Apple Computers Inc            COM              037833100      387    10000 SH       SOLE                    10000
Archer-Daniels -Midland Corp   COM              039483102      173    10172 SH       SOLE                    10172
BP PLC Spons ADR               COM              055622104     1291    22442 SH       SOLE                    21942      500
Bank of America (New)          COM              06605F102     3262    75280 SH       SOLE                    73156     2124
Barnes & Noble Inc             COM              067774109     1184    32000 SH       SOLE                    28000     4000
BellSouth Corp                 COM              079860102      660    24328 SH       SOLE                    24328
Berkshire Hathaway Cl B        COM              084670207      764      266 SH       SOLE                      266
Boeing Co                      COM              097023105      372     7200 SH       SOLE                     7200
Boston Properties Inc.         COM              101121101      332     6000 SH       SOLE                              6000
Bristol Myers                  COM              110122108     2179    92044 SH       SOLE                    91360      684
Burlington Northern Santa Fe C COM              12189T104      213     5550 SH       SOLE                     5379      171
Cendant Corp.                  COM              151313103      933    43200 SH       SOLE                    43200
Cheung Kong Holding            COM              166744201      259    30000 SH       SOLE                    29652      348
ChevronTexaco                  COM                            5766   107486 SH       SOLE                   106650      836
CitiGroup Inc.                 COM              13218P105     3958    89715 SH       SOLE                    70915    18800
City National Corp             COM              178566105      275     4231 SH       SOLE                     4231
Coca Cola Enterprises          COM              191219104     1701    90000 SH       SOLE                             90000
Coca-Cola Co                   COM              191216100     3039    75876 SH       SOLE                    55276    20600
Corporate Office Property Trus COM                             233     9100 SH       SOLE                     9100
Exxon Mobil Corporation        COM              302290101     6326   130902 SH       SOLE                   122748     8154
Fannie Mae                     COM              313586109     2078    32770 SH       SOLE                    22470    10300
Federated Department Stores In COM              31410H101     1008    22182 SH       SOLE                    22182
Fidelity National Financial, I COM              316326107      380     9982 SH       SOLE                              9982
Ford Motor Cp DE NEW           COM              345370100      986    70190 SH       SOLE                    69990      200
Freddie Mac - Voting Common    COM              313400301    11674   178934 SH       SOLE                   155118    23816
Freeport McMoran Copper & Gold COM              35671D857      743    18340 SH       SOLE                    18340
General Electric               COM              369604103     7087   211050 SH       SOLE                   208998     2052
General Motors Corporation     COM              370442105      524    12340 SH       SOLE                    12054      286
Gillette Company               COM              375766102     1098    26300 SH       SOLE                    26300
Hugoton Royalty Trust Texas    COM              444717102      365    13000 SH       SOLE                     8000     5000
IAC/InterActiveCorp            COM              902984103      885    40200 SH       SOLE                    40200
International Business Machine COM              459200101     6903    80508 SH       SOLE                    62704    17804
J.P. Morgan Chase & Co.        COM                            2869    72204 SH       SOLE                    44866    27338
Johnson & Johnson              COM              478160104     2089    37084 SH       SOLE                    36054     1030
KeyCorp (New)                  COM              493267108      632    20000 SH       SOLE                    20000
Kimberly-Clark                 COM              494368103     2678    41460 SH       SOLE                    41260      200
Kinder Morgan Energy Partners  COM                            2822    60250 SH       SOLE                    54200     6050
Liberty Media Group            COM                             763    87443 SH       SOLE                    87443
Loews Corp                     COM              540424108     6581   112500 SH       SOLE                    77784    34716
Maguire Properties Inc REIT    COM                             771    31700 SH       SOLE                    31700
Marsh & McLennan Co. Inc.      COM              571748102      752    16430 SH       SOLE                    16030      400
May Department Stores Comp     COM              577778103     4051   158076 SH       SOLE                   140803    17273
Meadowbrook Golf Inc           COM              583195102       29   587050 SH       SOLE                   562050    25000
Medco Health Solutions Inc     COM              58405U102      473    15306 SH       SOLE                    15306
Merck & Co.                    COM              589331107     5536   167770 SH       SOLE                   156370    11400
Microsoft Corp                 COM              594918104      808    29240 SH       SOLE                    29240
Oceanic Exploration            COM                              12    65000 SH       SOLE                             65000
Pall Corp                      COM              696429307      266    10851 SH       SOLE                     9182     1669
PepsiCo                        COM              713448108     1464    30100 SH       SOLE                    28500     1600
Pfizer, Inc.                   COM              717081103     2921    95458 SH       SOLE                    74208    21250
Public Storage                 COM              74460D109      692    13971 SH       SOLE                     1488    12483
Rayonier Inc                   COM                             226     5000 SH       SOLE                     5000
Real Estate Income Fund Inc    COM                             339    20000 SH       SOLE                    20000
Royal Dutch Petro-NY Shares    COM              780257804     2686    52050 SH       SOLE                    32822    19228
SBC Communications Inc         COM              78387G103      738    28445 SH       SOLE                    28345      100
SLM Corp (formerly USA Educati COM              78442A109      268     6000 SH       SOLE                              6000
Singapore Airlines             COM              870794302      648   101200 SH       SOLE                   101200
Sovereign Bancorp Inc          COM              845905108      327    15000 SH       SOLE                     5000    10000
Swire Pacific Ltd Spons ADR Rp COM              870794302      274    40000 SH       SOLE                    40000
Tanger Factory Outlet REIT     COM                             287     6400 SH       SOLE                     6400
Tenet Healthcare Corp          COM              88033G100      111    10300 SH       SOLE                    10300
The Directv Group Inc(Prev Hug COM              444418107      445    25305 SH       SOLE                    25264       41
U.S. Bancorp (Formerly First B COM              902973106      537    18583 SH       SOLE                    18204      379
Verizon                        COM              92343V104      557    14152 SH       SOLE                    14152
Viacom Inc Cl B                COM              925524308     1574    46900 SH       SOLE                    31900    15000
WalMart Stores                 COM              931142103      399     7505 SH       SOLE                     7105      400
Washington Mutual              COM              939322103      378     9675 SH       SOLE                     9650       25
Zimmer Holdings Inc            COM                             613     7752 SH       SOLE                     7704       48
Corts Tr for Ford Mtr 8% Call                                  261    10000 SH       SOLE                             10000
GE Cap 6.625% Pref. Callable 0                                 526    20000 SH       SOLE                    20000
Maguire Prop Inc 7.625% Call 1                  559775200      264    10600 SH       SOLE                    10600
News Corp Ltd ADR Voting Shs P                  652487802     1723    55011 SH       SOLE                    54282      729
Alltel Corp 7.75% Convert unti                  020039822     2280    44050 SH       SOLE                    38150     5900
Ford Motor Tr II 6.5% Call 01/                  345395206     1150    22000 SH       SOLE                    19800     2200